Trade and Other Receivables - Schedule of Trade and Other Receivables (Parenthetical) (Detail) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Trade and Other Receivables [line items]
Gold and oil derivative contracts	$ 25,000,000	$ 0
Australian Oil Derivative Contracts [member]
Trade and Other Receivables [line items]
Gold and oil derivative contracts	5,100,000	0
Ghanaian Oil Derivative Contracts [member]
Trade and Other Receivables [line items]
Gold and oil derivative contracts	9,000,000	0
Gold Derivative Contracts at South Deep [member]
Trade and Other Receivables [line items]
Gold and oil derivative contracts	$ 10,900,000	$ 0